NOTE 7. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES (Details Narrative)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 7. Net Investment In Direct Financing And Sales-type Leases Details Narrative
Term Of Lease	1 year
Capital Leases Net Investment In Direct Financing and Sales Type Leases Effective Interest Rate		5.71%